Note 21 - Financial Instruments - Schedule of Foreign Currency Risk (Details) - Currency risk [member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Total	$ (16,128)	$ (65,132)
Accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Liabilities at risk	(641)	(478)
Term loan [member]
Statement Line Items [Line Items]
Liabilities at risk	(38,168)
Accrued interest [member]
Statement Line Items [Line Items]
Liabilities at risk		(2,799)
Royalty [member]
Statement Line Items [Line Items]
Liabilities at risk	(2,338)	(1,283)
Convertible notes [member]
Statement Line Items [Line Items]
Liabilities at risk		(63,963)
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets at risk	$ 25,019	$ 3,391